Notes to the Consolidated Statements of Financial Position - Schedule of Outstanding Financial Commitments (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Financial Commitments [Abstract]
Short-term deposits	€ 14,745,532	€ 14,108,478
Cash at banks	1,276,639	4,267,501
Marketable Securities (current and non-current)	30,214,669	36,829,741
Other (non-current portion)	237,373	237,886
Other (current)	223,932	5,574,734
Total funds available	€ 46,698,145	€ 61,018,339